ACCOUNTS PAYABLE AND OTHERS (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND OTHERS
Trade payable and accrued liabilities	$ 10,929	$ 7,047
Wages and benefits liabilities	2,713	2,751
Accounts payable and others	$ 13,642	$ 9,798